UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 10/31/13

Date of reporting period: 11/01/12 - 10/31/13

Item 1 - Attach shareholder report



BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)















Annual Report
October 31, 2013

Management's Discussion of Fund Performance

December 20, 2012
Dear Fellow Shareholders:

Enclosed please find the October 2013 Annual Report of Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

They say bull markets climb a wall of anxiety, and with the Damocles Sword of tapering swinging precariously over its head, the markets certainly had enough to worry about as it climbed to record heights. But the market wasn't the only thing reaching new highs.

In the Unrestricted Series, the top performing stocks (AAR Corp, Furiex, Adobe Systems and Amazon.com.) represent a diverse set of industries including aviation, pharmaceuticals, software and retail. Among the laggards were newly purchased Edwards Lifesciences, Almost Family and Synopsis - two healthcare companies and a technology company. Despite its large defensive position in cash, the Unrestricted Series as a whole was up 24.29% in the fiscal year (in line with the S&P 500) vs. our benchmark, the Value Line Geometric Index, which was up 33.42%.

During the fiscal year, the Greater Western New York Series gained 29.81%. A total of 30 out of the total of 39 individual stocks in the portfolio experienced greater than double digit returns with 15 returning more than 40%. The top performing stocks (Astronics, Graham and Southwest Air) again represent a diverse set of industries (aerospace, industrial goods and commercial airlines). The underperformers included a very small position in VirtualScopics (medical imaging); IEC Electronics (electronics); and,
Computer Task Group (staffing). ModPac (printing) underwent a management buyout during the year.

We might have seen a sneak preview of what will happen when the Fed ends the taper. By artificially pumping up the market, we've seen quite a few stocks hit highs well beyond their intrinsic value. Even some of our stocks are very close to their 5-year sell prices. The market did push three stocks in the Unrestricted Series above their 5-year sell price (Furiex, Chesapeake Utilities and Fiserv). Be looking for these gains in the form of year-end capital gains dividends.

Oddly, the market is both poised to take off or fall. This dual state comes from the fact that the fundamentals do not currently support the market's high levels. Should the Fed taper, this will cause the market to fall. On the other hand - and this is a relatively new input - with growing dissent from both parties on the viability of Obamacare, should this law be repealed, it may release pent-up hiring demand, causing the market to soar.

We want to mention to our Rochester, New York shareholders who have been complaining to us about the local newspaper (Democrat and Chronicle) going with a national feed for its mutual fund listing and dropping coverage of the Bullfinch Funds. Please call the editor (Len McCarra) at (585) 258-2416 and state your concerns. All shareholders should know we are working with another Western New York media property (that covers both Buffalo and Rochester as well as across the Southern Tier) to post our prices daily. This is expected to be officially announced in our calendar year-end shareholder statements, so stay tuned. By the way, this is an internet site, so all shareholders will be able to get the daily price no matter where they live.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.
Christopher Carosa, CTFA
President



BULLFINCH FUND INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/03 to 10/31/13. These changes are then compared to a $10,000 investment in the Value Line Geometric Index. The Value LINE Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund feels it is an appropriate benchmark because the Fund's portfolios are multi-cap portfolios. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

6/30/2003          $10,000                        $10,000
6/30/2004          $11,735                        $12,740
6/30/2005          $12,062                        $13,355
6/30/2006          $12,219                        $14,304
6/30/2007          $14,486                        $16,687
6/30/2008          $12,965                        $12,577
10/31/2008         $10,700                         $8,678
10/31/2009         $11,313                         $9,505
10/31/2010         $13,330                        $11,509
10/31/2011         $14,675                        $11,422
10/31/2012         $14,005                        $12,055
10/31/2013         $18,227                        $15,238

Annualized
Returns Ending   Bullfinch Fund Inc.          Value Line
10/31/2013       Unrestricted Series          Geometric Index

One - Year       +  24.20%                    +   33.42%
Five - Year      +  12.35%                    -   12.96%
Ten - Year       +   5.74%                    +    4.10%


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index


6/30/2003          $10,000                        $10,000
6/30/2004          $12,469                        $12,740
6/30/2005          $13,142                        $13,355
6/30/2006          $14,531                        $14,304
6/30/2007          $16,352                        $16,687
6/30/2008          $14,688                        $12,577
10/31/2008         $12,537                         $8,678
10/31/2009         $12,105                         $9,505
10/31/2010         $15,256                        $11,509
10/31/2011         $16,723                        $11,422
10/31/2012         $16,118                        $12,055
10/31/2013         $21,708                        $15,240

Annualized
Returns Ending  Bullfinch Fund Inc.           Value Line
10/31/2013      Greater WNY Series            Geometric Index

One - Year      +  29.81%                     +   33.42%
Five - Year     +  12.84%                     -   12.96%
Ten - Year      +   7.09%                     +    4.01%












UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2013
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of Bullfinch Fund, Inc. - Unrestricted Series


We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Unrestricted Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of October 31, 2013 and the related statements of operations and the statements of changes in net assets for each of the years in the three year period ended October 31, 2013 and the financial highlights for each of the five years in the period then ended. Bullfinch Fund, Inc. - Unrestricted Series' management is responsible for these financial statements. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Unrestricted Series as of October 31, 2013, the results of its operations and changes in its net assets for each of the years in the three year period ended October 31, 2013, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ EFP Rotenberg, LLP
EFP Rotenberg, LLP
Rochester, New York
December 20, 2013


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2013


ASSETS

Investments in Securities, at Fair Value,
                 Identified Cost of $3,364,393                  $  5,350,493

Cash                                                                 951,097

Accrued Interest and Dividends                                         4,792

Total Assets                                                    $  6,306,382


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                $     19,189


NET ASSETS

Net Assets (Equivalent to $18.46 per share based on 340,600.228
                                shares of stock outstanding)       6,287,193


Total Liabilities and Net Assets                                 $ 6,306,382

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       340,600.228 Shares Outstanding                            $ 4,403,723

Accumulated Net Investment Loss & Realized Loss
              from Security Transactions                            (102,630)

Net Unrealized Appreciation on Investments                         1,986,100

Net Assets at October 31, 2013                                   $ 6,287,193


The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2013



		Historical
Common Stocks - 100%     Shares     Cost        Value

Computers - Software - 14.12%
   Adobe Systems Inc.    4,800      125,063     260,256
   Microsoft Corp.       6,200      151,626     219,511
   Oracle Corp.          5,500       56,122     184,250
   Synopsis, Inc.        5,600      115,460     203,952
                                    448,271     867,969

Medical Products and Supplies - 9.69%
  Edwards Lifesciences   2,750      184,878     179,272
  Johnson & Johnson      2,400      136,714     222,264
  Medtronic Inc.           300       10,839      17,220
  Stryker Corp.          2,600      125,743     192,036
                                    458,174     610,792

Pharmaceuticals - 6.81%
   Allergan Inc.         2,100      183,759     190,281
   Mylan Inc.            6,300       87,179     238,549
                                    270,938     428,830

Retail - Specialty - 6.76%
   Fastenal Co.          4,800       83,684     239,184
   Zumiez Inc.           6,300      134,766     186,732
                                    218,450     425,916

Semiconductors - 6.07%
   Intel Corp.           8,000      143,610     195,760
   NVIDIA Corporation    5,300       95,564      80,502
   Tessera Technologies Inc. 5,600   96,089     106,512
                                    335,263     382,774

Electronics Components - 4.49%
  TE Connectivity Ltd.   5,500      149,751     283,195

Insurance - 4.29%
   Arthur J Gallagher  & Co. 5,700  138,298     270,465

Internet Services - 4.22%
  Amazon.com Inc.	          730      145,358     265,742

Retail - General - 3.86%
   Fred's Inc. Class A  15,000      152,560     243,000

Computers - Networking - 3.83%
   Cisco Systems, Inc.  10,700      160,238     241,392

Electrical Equipment - 3.68%
   Corning Inc.          7,300       66,773     124,757
   General Electric Co.  4,100       77,607     107,174
                                    144,380     231,931
Food Processing - 3.31%
   Sensient Technologies 4,000       80,550     208,520

Commercial Services - 3.19%
   Paychex, Inc.         4,750      130,496     200,759

Tobacco Products - 2.69%
  Universal Corp. VA     3,200      120,756     169,696

Biotech - 2.67%
  Meridian Bioscience Inc. 6,800    118,878     168,096

Health Care Service Provider - 2.17%
   Almost Family Inc.    7,100      147,274     136,533

Aerospace - 2.04%
  AAR Corporation        4,400       83,191     128,832

Industrial Services - 1.37%
   Expeditors Int'l Washington 1,900 61,567      86,051



Total Investments in Securities   3,364,393   5,350,493



Schwab Money Market - 15.09%                    951,097
7 day Yield .01%





Total Invested Assets           $ 3,364,393 $ 6,301,590

       The accompanying notes are an integral part of these statements


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2013

Table of Industries

Industry						Market Value			Percent

Aerospace                               $     128,832                  2.04%
Biotech                                 $     168,096                  2.67%
Commercial Services                     $     200,759                  3.19%
Computers - Networking                  $     241,392                  3.83%
Computers - Software                    $     867,969                 13.77%
Electrical Equipment                    $     231,931                  3.68%
Electronics Components                  $     283,195                  4.49%
Food Processing                         $     208,520                  3.31%
Health Care Service Provider            $     136,533                  2.17%
Industrial Services                     $      86,051                  1.37%
Insurance                               $     270,465                  4.29%
Internet Services                       $     265,742                  4.22%
Medical Products & Supplies             $     610,792                  9.69%
Pharmaceuticals                         $     428,830                  6.81%
Retail - General                        $     243,000                  3.86%
Retail - Specialty                      $     425,916                  6.76%
Semiconductors                          $     382,774                  6.07%
Tobacco Products                        $     169,696                  2.69%
Total Equities                          $   5,350,493                 84.91%

Cash & Equivalents (7 day yield .01%)   $     951,097                 15.09%

Total Invested Assets                   $   6,301,590                100.00%

The accompanying notes are an integral part of these statements.



UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2013, 2012 AND 2011
                                         October      October      October
                                            2013         2012         2011
INVESTMENT INCOME:
   Dividends                           $ 108,000    $  78,308    $  85,600
EXPENSES:
   Adviser Fees                           59,091       51,906       47,651
   Legal and Professional                 13,259       13,443       13,176
   Director's Fees                         1,600        1,200        1,400
   D&O/E&O                                 8,156        8,150        8,707
   Fidelity Bond                               0        1,228        1,008
   Taxes                                     454          450          454
   Telephone                                  40          167          190
   Registration Fees                       2,297          865          850
   Custodian Fees                          3,475        5,562        6,896
   Dues and Subscriptions                  1,189        2,061        2,061
Total expense                             91,703       85,032       82,393
Net investment income (loss)              16,297       (6,724)       3,207

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions               246,936      143,783      238,287
Unrealized appreciation (depreciation)
   during the period                     955,907      109,313      195,567
Net gain (loss) on investments         1,202,843      253,096      433,854
CHANGE IN NET ASSETS FROM OPERATIONS  $1,219,140     $246,372     $437,061



UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED OCTOBER 31, 2013 2012 AND 2011
                                         October      October      October
                                            2013         2012         2011
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)       $    16,297       (6,724)  $    3,207
  Net realized gain (loss) from
    security transactions                246,936      143,783      238,287
  Net change in unrealized appreciation
    (depreciation) of investments        955,907      109,313      195,567
  Change in net assets from operations 1,219,140      246,372      437,061

CAPITAL SHARE TRANSACTION:
  Sales                                  355,503      294,983      266,136
  Redemptions                           (208,578)    (226,931)    (453,229)
Total capital share transactions         146,925       68,052     (187,093)
Increase (decrease) in net assets      1,366,065      314,424      249,968

NET ASSETS:
  Beginning of period                  4,921,128    4,606,704    4,356,736
  End of period                       $6,287,193    4,921,128   $4,606,704
The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2013


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years..


NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. As of October 31, 2013 all securities are valued through an exchange. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $3,217 to its shareholders on December 27, 2011 in the form of stock dividends equal to 215.509 shares of stock. The Series made a distribution of its ordinary income of $19,498 to its shareholders on December 29, 2012, in the form of stock dividends equal to 1,252.658 shares of stock. The Series made a distribution of its capital gains of $143,777 to its shareholders on December 29, 2012, in the form of stock dividends equal to 9,236.828 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.
..

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2013, the Series purchased $368,637 of common stock. During the same period, the Series sold $418,874 of common stock.

For the year ended October 31, 2012, the Series purchased $356,049 of common stock. During the same period, the Series sold $393,230 of common stock.

For the year ended October 31, 2011, the Series purchased $514,255 of common stock. During the same period, the Series sold $808,893 of common stock.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $2,017,509 and the gross unrealized depreciation for all securities totaled $31,409 or a net unrealized appreciation of $1,986,100. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $3,364,393.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $1,095,914 and the gross unrealized depreciation for all securities totaled $65,720 or a net unrealized appreciation of $1,030,194. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $3,169,999.

At October 31, 2011, the gross unrealized appreciation for all securities totaled $985,408 and the gross unrealized depreciation for all securities totaled $64,527 or a net unrealized appreciation of $920,881. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $3,063,580.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment Adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the years ended October 31, 2013, October 31, 2012 and October 31, 2011, the fund paid investment adviser fees of $59,091, $51,906, and $47,651, respectively.

On October 31, 2013, the fund had $5,489 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount

Balance at October 31, 2010                     328,058.294      $ 4,209,347

Shares sold during 2011                          18,943.134          266,136
Shares Redeemed during 2011                     (31,823.224)        (453,229)

Balance at October 31, 2011                     315,178.204      $ 4,022,254

Shares sold during 2012                          19,427.009          294,983
Shares Redeemed during 2012                     (14,291.005)        (226,931)
Reinvestment of Distributions, December 27, 2011    215.509            3,217

Balance at October 31, 2012                     320,529.717      $ 4,093,523

Shares sold during 2013                          22,094.358          355,503
Shares Redeemed during 2013                     (12,513.333)        (208,578)
Reinvestment of Distributions, December 29, 2012 10,489.486          163,275
Balance at October 31, 2013                     340,600.228      $ 4,403,723

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2013, 2012, 2011, 2010 AND 2009


                          October  October  October  October   October
                             2013     2012     2011     2010     2009

NET ASSET VALUE,
   beginning of period    $ 15.35    14.62  $ 13.28  $ 11.27  $ 10.68

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)                   0.05    (0.02)    0.01    (0.02)   (0.01)
  Net gain (loss) on
    securities both realized
    and unrealized           2.55     0.74     1.33     2.03     0.58

Total from investment
    operations               2.60     0.72     1.34     2.01     0.57

DISTRIBUTIONS
 Dividends                   0.51     0.01     0.00     0.00     0.02

NET ASSET VALUE,
    end of period         $ 18.46    15.35  $ 14.62  $ 13.28  $ 11.27

NET ASSETS, end of
    period    $6,287,193 $4,921,128 $4,606,704  $4,356,736 $3,996,997

                            Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*     1.63%    1.73%    1.82%    1.89%    1.84%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*     0.29%   (0.14)%   0.07%   (0.14)%  (0.07)%

PORTFOLIO TURNOVER RATE*     6.54%    7.23%   11.37%   19.94%   16.23%

TOTAL RETURN                24.20%    5.06%   10.09%   17.83%    5.73%

* Per share amounts calculated using the average shares method

The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2013
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Bullfinch Fund, Inc. - Western New York Series

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Western New York Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of October 31, 2013 and the related statements of operations and the statements of changes in net assets for each of the years in the three year period ended October 31, 2013, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Western New York Series as of October 31, 2013, and the results of its operations and changes in its net assets for each of the years in the three year period ended October 31, 2013, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ EFP Rotenberg, LLP
EFP Rotenberg, LLP
Rochester, New York
December 20, 2013

GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2013

ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $587,639                                  $ 1,273,663

Cash                                                                 282,564

Accrued Interest and Dividends                                           891

Total Assets                                                     $ 1,557,118


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                   $   2,581


NET ASSETS

Net Assets (Equivalent to $20.16 per share
         based on 77,097.246 shares of stock outstanding)          1,554,267

Total Liabilities and Net Assets                                 $ 1,557,118

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       77,097.246 Shares Outstanding                               $ 953,346

Accumulated Net Investment Loss & Realized
       Loss from Security Transactions                               (85,103)

Net Unrealized Appreciation on Investments                           686,024

Net Assets at October 31, 2013                                   $ 1,554,267


The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2013

                                                  Historical
Common Stocks - 100%                 Shares             Cost             Value
                                  ---------        ---------         ---------

Electronic Components - 10.54%
   Astronics Corp. Class A            2,655           15,396           130,254
   IEC Electronics Corp.              4,518            6,984            19,428
   TE Connectivity Ltd.               1,000           27,259            51,490
                                                      49,639           201,172
Medical Products & Supplies - 7.84%
   Bristol-Myers Squibb Co.           1,000           21,938            52,520
   Greatbatch, Inc.                     850           18,984            32,402
   Johnson & Johnson                    400           22,617            37,044
                                                      63,539           121,966
Foods & Beverages - 6.29%
   Constellation Brands, Inc.         1,500           15,118            97,950

Electrical Equipment - 5.85%
   Corning, Inc.                      2,200           26,502            37,598
   General Electric Co.               1,450           35,248            37,903
   Ultralife Corp.                    4,000           25,175            15,600
                                                      86,925            91,101
Aerospace - 5.82%
   Harris Corporation                   500           24,989            30,980
   Moog, Inc. Class A                   637           15,976            38,048
   Northrop Grumman                     200            2,294            21,502
                                                      43,259            90,530
Railroads - 5.77%
   Genesee & Wyoming Class A            900            2,522            89,856

Retail - Specialty - 5.04%
   Fastenal Co.                         800           13,954            39,864
   Zumiez Inc.                        1,300           27,816            38,532
                                                      41,770            78,396
Banking & Finance - 4.97%
   Community Bank System              1,200           23,452            43,572
   M&T Bank Corp.                       300           29,839            33,759
                                                      53,291            77,331
Real Estate & Related - 4.50%
   Home Properties  Inc.                400           14,797            24,124
   Sovran Self Storage                  600           22,310            45,894
                                                      37,107            70,018
Computers - Services - 3.87%
   Computer Task Group, Inc.          3,500           11,872            60,305

Metal Fabrication & Hardware - 3.31%
   Graham Corp.                       1,400           15,140            51,534

Automotive - 3.10%
   Monro Muffler Brake Inc.           1,050           12,443            48,300

Commercial Services - 2.92%
   Harris Interactive, Inc.           2,200            6,935             4,180
   Paychex, Inc.                        975           25,852            41,208
                                                      32,787            45,388
Steel - 2.06%
   Gilbraltar Industries Inc.         2,000           25,111            32,020

Computers - Software - 1.94%
  Oracle  Corp.                         900           12,070            30,150

Environmental Services - 1.47%
  Ecology & Environment Inc.          2,000           25,398            22,800

Utilities - Natural Resources - 1.15%
   National Fuel Gas Co.                250            5,625            17,888

Office Equipment - 0.89%
   Xerox Corp.                        1,400           17,817            13,916

Computers - Distributors - 0.60%
   Ingram Micro                         400            4,230             9,268

Telecommunications - 0.51%
   Frontier Communications            1,800           17,872             7,929

Instruments - 0.46%
  Taylor Devices                        877            4,394             7,235

Airlines - 0.28%
   Southwest Airlines Co.               250            3,448             4,305

Machinery - 0.17%
   Columbus McKinnon Corp.              100            2,344             2,601

Health Care Service Provider - 0.05%
  VirtualScopics Inc.                   200            2,981               860

Industrial Materials - 0.05%
   Servotronics, Inc.                   100              937               844

Total Investments in Securities                      587,639         1,273,663

Schwab Money Market - 18.16%                                           282,564
7 day Yield .01%

Total Invested Assets                              $ 587,639       $ 1,556,227

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2013


Table of Industries

Industry						Market Value			Percent

Aerospace                               $       90,530                 5.82%
Airlines                                $        4,305                 0.28%
Automotive                              $       48,300                 3.10%
Banking & Finance                       $       77,331                 4.97%
Commercial Services                     $       45,388                 2.92%
Computers - Distributors                $        9,268                 0.60%
Computers - Services                    $       60,305                 3.87%
Computers - Software                    $       30,150                 1.94%
Electrical Equipment                    $       91,101                 5.85%
Electronics Components                  $      201,172                12.93%
Environmental Services                  $       22,800                 1.47%
Foods & Beverages                       $       97,950                 6.29%
Health Care Service Provider            $          860                 0.05%
Industrial Materials                    $          844                 0.05%
Instruments                             $        7,235                 0.46%
Machinery                               $        2,601                 0.17%
Medical Products & Supplies             $      121,966                 7.84%
Metal Fabrication & Hardware            $       51,534                 3.31%
Office Equipment                        $       13,916                 0.89%

Railroads                               $       89,856                 5.77%
Real Estate & Related                   $       70,018                 4.50%
Retail - Specialty                      $       78,396                 5.04%
Steel                                   $       32,020                 2.06%
Telecommunications                      $        7,929                 0.51%
Utilities - Natural Resources           $       17,888                 1.15%
Total Equities                          $    1,273,663                81.84%

Cash & Equivalents (7 day yield .01%)   $      282,564                18.16%

Total Invested Assets                   $    1,556,227               100.00%








The accompanying notes are an integral part of these statements

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2013, 2012 AND 2011

                                         October      October      October
                                            2013         2012         2011
                                       ---------    ---------    ---------
INVESTMENT INCOME:
        Dividends                     $   16,882   $   13,079   $   10,191
EXPENSES:
        Adviser Fees                      15,688       13,035       11,610
        Reimbursement of Adviser Fees          0            0         (477)
        Legal and Professional             1,473        1,705        1,464
        Director's Fees                    1,600        1,200        1,400
        D&O/E&O                              906          905          968
        Fidelity Bond                          0          136          112
        Taxes                                455          450          455
        Telephone                             40          167          190
        Registration Fees                     23           90           75
        Custodian Fees                     1,195        1,687        1,589
        Travel                               132            0            0
        Dues and Subscriptions             1,342        1,261        1,261
Total expense                             22,854       20,636       18,647
Net investment income (loss)              (5,972)      (7,557)      (8,456)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions                (4,630)     (23,948)      13,478
Unrealized appreciation (depreciation)
   during the period                     357,908       87,830       76,352
Net gain (loss) on investments           353,278       63,882       89,830
CHANGE IN NET ASSETS FROM OPERATIONS   $ 347,306    $  56,325   $   81,374

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED OCTOBER 31, 2013 2012 AND 2011
                                         October      October      October
                                            2013         2012         2011
                                       ---------    ---------    ---------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)        $  (5972)       (7,557)   $  (8,456)
   Net realized gain (loss) from
      security transactions               (4,630)     (23,948)      13,478
   Net change in unrealized appreciation
     (depreciation) of investments       357,908       87,830       76,352
   Change in net assets from operations  347,306       56,325       81,374

CAPITAL SHARE TRANSACTIONS:
   Sales                                 113,714       98,950       68,765
   Redemptions                            (8,233)      (7,954)     (25,705)
Total capital share transactions         105,481       90,996       43,060
Increase (decrease) in net assets        452,787      147,321      124,434
NET ASSETS:
   Beginning of period                 1,101,480      954,159      829,725
   End of period                     $ 1,554,267    1,101,480    $ 829,725
The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2013



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. As of October 31, 2013 all securities are valued through an exchange. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2013 the Series has capital loss carryforwards of $31,169 which will begin to expire in five years and fully expire after seven years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2013, the Series purchased $0 of common stock. During the same period, the Series sold $23,897 of common stock.

For the year ended October 31, 2012, the Series purchased $53,214 of common stock. During the same period, the Series sold $518 of common stock.

For the year ended October 31, 2011, the Series purchased $17,743 of common stock. During the same period, the Series sold $19,331 of common stock.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $717,010 and the gross unrealized depreciation for all securities totaled $30,986, or a net unrealized appreciation of $686,024. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $587,639.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $386,389 and the gross unrealized depreciation for all securities totaled $58,272, or a net unrealized appreciation of $328,117. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $616,678.

At October 31, 2011, the gross unrealized appreciation for all securities totaled $322,675 and the gross unrealized depreciation for all securities totaled $82,389, or a net unrealized appreciation of $240,286. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $590,421.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the years ended October 31, 2013, October 31, 2012 and October 31, 2011, the fund paid investment adviser fees of $15,688, $13,035 and $11,133, respectively.

On October 31, 2013, the fund had $1,502 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount


Balance at October 31, 2010                 61,875.070          $ 713,809

Shares sold during 2011                      4,792.983             68,765
Shares redeemed during 2011                 (1,740.992)           (25,705)

Balance at October 31, 2011                 64,927.061          $ 756,869

Shares sold during 2012                      6,569.287             98,950
Shares redeemed during 2012                   (555.259)            (7,954)

Balance at October 31, 2012                 70,941.089          $ 847,865

Shares sold during 2013                      6,650.966            113,714
Shares redeemed during 2013                   (494.809)            (8,233)

Balance at October 31, 2013                 77,097.246          $ 953,346

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2013, 2012, 2011, 2010 AND 2009



                          October  October  October  October  October
                             2013     2012     2011     2010     2009
NET ASSET VALUE,
   beginning of period     $15.53   $14.70   $13.41  $ 10.64  $ 11.02
INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)                  (0.08)   (0.11)   (0.13)   (0.02)    0.01
  Net gain (loss) on
    securities both
    realized and unrealized  4.71     0.94     1.42     2.79    (0.39)
Total from investment
    operations               4.63     0.83     1.29     2.77    (0.38)

DISTRIBUTIONS
    Dividends                0.00     0.00     0.00     0.00     0.00

NET ASSET VALUE, end of
   period                 $ 20.16  $ 15.53  $ 14.70  $ 13.41  $ 10.64

NET ASSETS, end of
   period       $1,554,267 $1,101,480  $954,159   $829,725   $694,485


                           Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*        1.7$%    1.97%    2.00%    2.00%    2.00%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*      1.74%    1.97%    2.06%    2.28%    2.28%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS*    (0.45)%  (0.72)%  (0.91)%  (0.17)%   0.11%

PORTFOLIO TURNOVER RATE*    0.00%    0.05%    1.91%    0.00%    4.02%

TOTAL RETURN               29.81%    5.65%    9.62%   26.03%   (3.45)%

* Per share amounts calculated using the average shares method


The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION


EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                     5/1/13      10/31/13 Expense Ratio During Period+
Unrestricted Series    $ 1,000.00    $ 1,103.40      1.63%      $  8.50
Greater Western
   New York Series       1,000.00      1,149.40      1.74%      $  9.27
HYPOTHETICAL++
Unrestricted Series      1,000.00      1,025.00      1.63%      $  8.18
Greater Western
   New York Series       1,000.00      1,025.00      1.74%      $  8.74

+ Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++ Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2013 to October 31, 2013).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506.


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 53  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Gordon Stanton, 55      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa Stanton
  Apt 7C                                Length of Time   Asset Management, LLC;
  New York,                             Served:          Vice-President,
  NY  10128                             Since 1997       and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Betsy Kay Carosa, 53    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 54   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006
Bryan D. Hickman, 68    Director        Term of Office:  Co-Founder, Vice Chairman                2            N/A
  6288 Bobble Hill Road Audit           N/A              E3 Rochester
  Naples,               Committee       Length of Time   President
  NY 14512-9700                         Served:          Coach & Equipment
                                        Since 2008       Manufacturing Co.

John P. Lamberton, 53   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management;
  NY   11354                            Served:
                                        Since 2003

William E.J. Martin, 53 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Founder, Managing Member
  Seattle,                              Length of Time   Chipman & Martin, LLC;
  WA  98103                             Served:          Consultant,
                                        Since 1997       Robson Forensic, Inc.
                                                         Director of Sales,
                                                         Aecon Buildings, Inc.

Lois Irwin, 61          Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Director of Provider Svcs
  Pittsford,                            Length of Time   Ultramobile Imaging;
  NY  14534                             Served:          VP Sales & Marketing
                                        Since 2006       Complemar Partners

Michael W. Reynolds, 53 Director        Term of Office:  President                2            N/A
  203 Randwood Drive    Audit           N/A              Sole Proprietor
  Getzville, NY  14068  Committee       Length of Time   Reynolds & Company
                                        Served:
                                        Since 2000

PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and the voting record during the most recent 12 month period ending June 30th is available without charge, upon request, by calling (585) 624-3150 or 1-888-BULLFINCH. The Fund's Forms N-PX is available on the SEC's website at http://www.sec.gov. The Fund's Forms N-PX may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests.
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers. However, the board did not compare advisory fees of each fund to the advisory fees of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2013     10/31/2012

            Audit Fees              $13,500          $13,250

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 2,000          $ 2,000
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: December 20, 2013



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: December 20, 2013